cik 99359

06042957

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

RECD S.E.C.
AUG 10 2006
1086

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

CERTAMX

1-7872

August 10, 2006

PROCESSED
AUG 11 2006
THOMSON
FINANCIAL

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

This is to certify that on August 10, 2006 the American Stock Exchange LLC (the "Exchange") received from TransTechnology Corporation (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $0.01 per share

We further certify that the above-described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl